Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets.
Schedule of Intangible assets

Cost	Total
$
Balance, December 31, 2020	325,182
Additions	39,809
Balance, December 31, 2021	364,991
Additions	34,237
Balance, December 31, 2022	399,228

Accumulated amortization	Total
$
Balance, December 31, 2020	90,866
Amortization	17,882
Balance, December 31, 2021	108,748
Amortization	19,812
Balance, December 31, 2022	128,560

Carrying values	Total
$
At December 31, 2021	256,243
At December 31, 2022	270,668